Consolidated statements of cash flows - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income taxes	R$ 163,000	R$ 82,177	R$ 683,504	R$ 155,359	R$ 40,315
Expenses (revenues) not affecting cash:
Depreciation and amortization	18,007	10,762	51,571	31,246	18,933
Loss of fixed assets sold			49	0	0
Chargebacks	14,438	17,434	47,854	31,557	27,490
Accrual/(reversal) of provision for contingencies	725	272	3,538	603	(2,134)
Share based long term incentive plan (LTIP)	130,303	0
Unrealized loss on derivative instruments			0	6,613	0
Provision of obsolescence loss	(1,686)	0
Other financial cost, net	274	3,446	660	5,549	(3,902)
Changes in operating assets and liabilities
Note receivables	(1,449,214)	(229,126)	(2,060,875)	(783,954)	(552,984)
Changes in receivables subject to early payment	(1,137,210)	150,113
Changes in receivables not subject to early payment	(312,004)	(379,239)
Inventories	1,693	(13,365)	(40,586)	20,181	(25,090)
Taxes recoverable	(2,700)	(15,942)	8,055	8,579	4,760
Other receivables	3,948	(351)	(23,495)	17,214	(16,912)
Other payables	7,193	3,015	(2,046)	13,491	(2,222)
Payables to third parties	(105,272)	138,716	1,776,538	620,940	313,958
Trade payables	25,633	31,011	29,531	25,430	31,836
Receivables from (payables to) related parties	129,643	(47,440)	(64,400)	(214,549)	121,467
Salaries and social charges	(8,077)	(3,710)	13,341	6,618	13,275
Taxes and contributions	19,350	23,982	(3,109)	3,867	150
Provision for contingencies	(331)	(1)	486	(42)	0
Net Changes in operating assets and liabilities	(1,053,073)	880	420,616	(51,298)	(31,061)
Income tax and social contribution paid	(34,806)	(156)	(166,389)	(18,059)	(2,690)
Interest income received	73,804	56,111	208,563	146,346	81,349
Interest paid		(9,174)	(9,175)	0	0
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,014,075)	47,662	453,615	76,989	47,598
CASH FLOWS FROM INVESTING ACTIVITIES
Amounts paid for business acquisitions, net of cash acquired			(22,225)	0	0
Purchases of property and equipment	(976)	(52)	(7,873)	(1,996)	(3,219)
Purchases and development of intangible assets	(29,695)	(21,266)	(99,673)	(70,394)	(38,880)
Acquisition of financial investments			(209,569)	(337,098)	0
Redemption of financial investments	211,116	113,742	132,107	206,190	190
NET CASH PROVIDED BY INVESTING ACTIVITIES	180,445	92,424	(207,233)	(203,298)	(41,909)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings			0	199,390	0
Payment of borrowings	0	(199,480)	(199,480)	0	0
Payment of derivative financial instruments	0	(5,831)	(5,831)	0	0
Proceeds from offering of shares	3,444,875
Distribution of dividends			(54,273)	0	0
Transactional costs	(147,972)	0
Transaction with non-controlling interest	(4,650)	0
Capital increase by non-controlling shareholders	20,000	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	3,312,253	(205,311)	(259,584)	199,390	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,478,622	(65,225)	(13,202)	73,081	5,689
Cash and cash equivalents at the beginning of the period	66,767	79,969	79,969	6,888	1,199
Cash and cash equivalents at the end of the period	R$ 2,545,389	R$ 14,744	R$ 66,767	R$ 79,969	R$ 6,888